                                  ARMADA FUNDS

                        Supplement dated October 5, 2000
        to the Statement of Additional Information Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH
                    THE STATEMENT OF ADDITIONAL INFORMATION.

Effective October 16, 2000, the Statement of Additional Information is amended by deleting the first, second and third paragraphs on page 103 in the section entitled "SHAREHOLDER SERVICES PLANS" and replacing them with the following information:

"The Trust has implemented a Shareholder Services Plan (with respect to A Shares), the B Shares Plan, and the C Shares Plan pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of a Fund's A Shares, B Shares or C Shares, respectively, in consideration for payments for such services.

The Shareholder Services Plan provides for the payment (on an annualized basis) of:

 (i) Up to 0.25% for the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Mid Cap Growth, U.S. Government Income, Large Cap Ultra, Strategic Income Bond, Money Market, Government Money Market, Treasury Money Market and Treasury Plus Money Market Funds;

 (ii) Up to 0.15% for the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market;

(iii) Up to 0.10% for the Limited Maturity Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Bond Funds, of the net asset value attributable to A Shares held by a financial institution's customers.

The B Shares Plan provides for the payment (on an annualized basis) of:

 (i) Up to 0.25% for the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, Limited Maturity Bond, GNMA, Mid Cap Growth, U.S. Government Income, Large Cap Ultra, Money Market and Strategic Income Bond Funds;

 (ii) Up to 0.10% for the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Bond Funds, of the net asset value attributable to B Shares held by a financial institution's customers."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ARM-SU-002-0100

                                  ARMADA FUNDS
             EQUITY, BALANCED, FIXED INCOME AND TAX FREE BOND FUNDS
                        CLASS A, B AND C SHARES (RETAIL)

                        Supplement dated October 5, 2000
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 16, 2000, Shareholder Servicing Fees for the Limited Maturity Bond Fund - Class B Shares will increase from 0.10% to 0.25% of the net asset value of Shares of the Fund. The Prospectus is amended as follows to reflect this change:

- Delete the column titled Limited Maturity Bond Fund -- Class B of the "ANNUAL FUND OPERATING EXPENSES" table on page 44 and replace it with the following information:

----------------------------------------------------------------------------
                                                            LIMITED MATURITY
                     SHAREHOLDER FEES                          BOND FUND
           (PAID DIRECTLY FROM YOUR INVESTMENT)                 CLASS B
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
  percentage of offering price)(1)                                None
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net
  asset value)                                                    5.00%(2)
----------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and other distributions (as a percentage of
  offering price)                                                 None
----------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  applicable)                                                     None
----------------------------------------------------------------------------
Exchange Fee                                                      None
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(4)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------
Investment Advisory Fees                                          0.45%
----------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                             1.00%
----------------------------------------------------------------------------
Other Expenses                                                    0.19%
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              1.64%
----------------------------------------------------------------------------

- Delete footnotes #4 and #6 on page 46 referring to the tables entitled "ANNUAL FUND OPERATING EXPENSES," on pages 44 and 45, in the section entitled "FUND FEES AND EXPENSES" and replace them with the following information:

         (4) The Trust has implemented plans imposing shareholder servicing fees with respect to Class A, Class B and Class C Shares of each Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such Class A, Class B or Class C Shares of the Funds (with the exception of Class A Shares of the Limited Maturity Bond Fund, which pays 0.10%). Shareholder servicing fees paid by Class A Shares are included in "Other Expenses" and fees paid by Class B and Class C Shares are included in "Distribution and Service (12b-1) Fees" in the table above. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.

         (6) Each of these Funds' total actual annual operating expenses for Class A, Class B and Class C Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A, Class B and Class C Shares were, respectively:

                   Intermediate Bond Fund                                   0.83%   1.54%   1.54%
                   Limited Maturity Bond Fund                               0.64%   1.54%   1.54%
                   Total Return Advantage Fund                              0.73%   1.47%    N/A

          The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C shares for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

                   Intermediate Bond Fund                                   0.84%   1.54%   1.54%
                   Limited Maturity Bond Fund                               0.66%   1.54%   1.54%
                   Total Return Advantage Fund                              0.74%   1.47%   1.47%

- Delete the fourth row, headed Limited Maturity Bond Fund, of the Examples chart on page 47 and replace it with the following information:

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
Limited Maturity Bond Fund
  Class A Shares                        $358      $536      $  728      $1,284
  Class B Shares(1)                     $667      $917      $1,092      $1,728
  Class B Shares(2)                     $167      $517      $  892      $1,728
  Class C Shares(1)                     $267      $517      $  892      $1,944
  Class C Shares(2)                     $167      $517      $  892      $1,944

         (1) If you sell your shares at the end of the period.

         (2) If you do not sell your shares at the end of the period.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                        ARM-SU-003-0100

                                  ARMADA FUNDS
                               MONEY MARKET FUNDS
                        CLASS A, B AND C SHARES (RETAIL)

                        Supplement dated October 5, 2000
                    to the Prospectus Dated October 2, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 16, 2000, Shareholder Servicing Fees for the Government Money Market Fund -- A Shares, Money Market Fund -- A and B Shares, Treasury Money Market Fund -- A Shares and Treasury Plus Money Market Fund -- A Shares will increase from 0.15% to 0.25% of the net asset value of the respective Shares of the Funds. The Prospectus is amended as follows to reflect these changes:

- Delete the columns titled Government Money Market Fund -- Class A, Money Market Fund -- Class A and Money Market Fund -- Class B of the "ANNUAL FUND OPERATING EXPENSES" table on page 16 and replace them with the following information:

--------------------------------------------------------------------------------
                                       GOVERNMENT
                                      MONEY MARKET   MONEY MARKET   MONEY MARKET
SHAREHOLDER FEES                          FUND           FUND           FUND
(PAID DIRECTLY FROM YOUR INVESTMENT)    CLASS A        CLASS A       CLASS B(7)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as percentage
of offering price)                        None           None           None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)        None           None           5.00%(1)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and
other distributions (as a percentage
of offering price)                        None           None           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)           None           None           None
--------------------------------------------------------------------------------
Exchange Fee                              None           None           None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Investment Advisory Fees                  0.35%          0.35%          0.35%
--------------------------------------------------------------------------------
Distribution and Service (12b-1)
Fees                                      0.10%          0.10%          1.00%
--------------------------------------------------------------------------------
Other Expenses                            0.35%          0.36%          0.11%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses      0.80%(4)       0.81%(5)       1.46%(5)
--------------------------------------------------------------------------------

- Delete the columns titled Treasury Money Market Fund -- Class A and Treasury Plus Money Market Fund -- Class A of the "ANNUAL FUND OPERATING EXPENSES" table on page 18 and replace them with the following information:

---------------------------------------------------------------------------
                                      TREASURY MONEY    TREASURY PLUS MONEY
SHAREHOLDER FEES                       MARKET FUND          MARKET FUND
(PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS A              CLASS A
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)                            None                None
---------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as percentage of net asset value)         None                None
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and other
distributions (as a percentage of
offering price)                            None                None
---------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)            None                None
---------------------------------------------------------------------------
Exchange Fee                               None                None
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
---------------------------------------------------------------------------
Investment Advisory Fees                   0.30%               0.30%
---------------------------------------------------------------------------
Distribution and Service (12b-1)
Fees                                       0.10%               0.10%
---------------------------------------------------------------------------
Other Expenses                             0.38%               0.41%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses       0.78%(4)            0.81%(6)
---------------------------------------------------------------------------

- Delete footnotes 3, 4, 5 and 6 on page 19 referring to the tables entitled "ANNUAL FUND OPERATING EXPENSES," on pages 16, 17 and 18, in the section entitled "FUND FEES AND EXPENSES" and replace them with the following information:

         (3) The Trust has implemented plans imposing shareholder servicing fees with respect to Class A Shares, Class B Shares and Class C Shares of each fund, as applicable. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for the payment of up to 0.15% (on an annualized basis) of the net asset value of Class A Shares of the Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund; up to 0.25% of the net asset value of Class A Shares of the Government Money Market Fund, Money Market Fund, Treasury Money Market Fund and Treasury Plus Money Market Fund; and up to 0.25% of the net asset value of Class B Shares and Class C Shares of the Money Market Fund. Shareholder servicing fees paid by Class A Shares are included in "Other Expenses" and fees paid by Class B and Class C Shares are included in "Distribution and Service (12b-1) Fees" in the table above. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information."

         (4) Each of these Funds' total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A Shares were:

                   Government Money Market Fund                                  0.54%
                   Ohio Municipal Money Market Fund                              0.50%
                   Pennsylvania Tax Exempt Money Market Fund                     0.48%
                   Tax Exempt Money Market Fund                                  0.47%
                   Treasury Money Market Fund                                    0.57%

           The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A Shares for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

                   Government Money Market Fund                                  0.70%
                   Ohio Municipal Money Market Fund                              0.51%
                   Pennsylvania Tax Exempt Money Market Fund                     0.49%
                   Tax Exempt Money Market Fund                                  0.48%
                   Treasury Money Market Fund                                    0.73%

         (5) The Money Market Fund's total actual annual operating expenses for Class A and Class B Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, the Fund's actual total operating expenses were, for Class A and Class B Shares, 0.55% and 1.26%, respectively. The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C Shares for the current fiscal year will be 0.56%, 1.26% and 1.36% (estimated), respectively. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

         (6) The Distributor expects to waive fees for the Treasury Plus Money Market Fund so that total operating expenses for Class A shares for the current fiscal year will be 0.81%. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

- Delete the Examples table on page 20 and replace it with the following information:

---------------------------------------------------------------------------
                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
  Class A Shares                    $ 82      $255       $444       $  990
---------------------------------------------------------------------------
MONEY MARKET FUND
  Class A Shares                    $ 83      $259       $450       $1,002
  Class B Shares(1)                 $649      $862       $997       $1,568
  Class B Shares(2)                 $149      $462       $797       $1,558
  Class C Shares(1)                 $249      $462       $797       $1,746
  Class C Shares(2)                 $149      $462       $797       $1,746
---------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
  Class A Shares                    $ 78      $243       $422       $  942
---------------------------------------------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY
  MARKET FUND
  Class A Shares                    $ 81      $252       $439       $  978
---------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
  Class A Shares                    $ 75      $233       $406       $  906
---------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
  Class A Shares                    $ 80      $249       $433       $  966
---------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
  Class A Shares                    $ 83      $259       $450       $1,002
---------------------------------------------------------------------------

         (1) If you sell your shares at the end of the period.

         (2) If you do not sell your shares at the end of the period.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

         ARM-SU-001-0100